Taxes (Tables)	6 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of taxes reconciles rate
	For the six months ended September 30
	2022	2021
PRC statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)	(10.0)%
Effect of other un-deductible expenses	(2.3)%	-
Effect of other deductible expenses	1.9%	13.5%
Total	14.6%	1.5%

Schedule of income tax
	For the six months ended September 30,
	2022	2021
Current income tax provision	$(59,486)	$(149,429)
Deferred income tax provision	(2,836,942)	-
Total	$(2,896,428)	$(149,429)

Schedule of deferred income tax assets and liabilities
	As of September 30,	As of March 31,
	2022	2022
Net accumulated loss-carry forward	$1,507,355	$4,402,633
Less: valuation allowance	(853,093)	(606,141)
Net deferred tax assets	$654,262	$3,796,492

	As of September 30,	As of March 31,
	2022	2022
Intangible assets arising from acquisition	$(1,774,698)	$(2,079,986)
Total deferred tax liabilities	$(1,774,698)	$(2,079,986)

Schedule of taxes payable
	As of September 30	As of March 31,
	2022	2022
Income tax payable	$224,982	$15,078
VAT payable	66,286	2,189
Other tax payables	43,262	19,958
Total	$334,530	$37,225